UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST - LORD ABBETT SMALL-CAP BLEND FUND October 31, 2004

Investments	Shares	Value
		(000)
COMMON STOCKS 94.73%

Air Transportation 2.06%
Pinnacle Airlines Corp.*	643,341	$6,974

Auto Components 1.39%
Wabash National Corp.*	192,150	4,723

Auto Parts: After Market 1.09%
Aftermarket Technology Corp.*	257,425	3,704

Banks: Outside New York City 0.53%
Hanmi Financial Corp.	58,679	1,783

Biotechnology Research & Production 2.09%
Discovery Partners Int’l., Inc.*	450,800	2,128
Enzon Pharmaceuticals, Inc.*	307,100	4,966
Total		7,094

Building: Heating & Plumbing 0.62%
AAON, Inc.*	141,676	2,083

Building: Materials 1.79%
Watsco, Inc.	213,450	6,075

Building: Miscellaneous 0.68%
Drew Industries, Inc.*	72,900	2,285

Building: Roofing & Wallboard 2.56%
ElkCorp	308,400	8,681

Casinos & Gambling 1.34%
Alliance Gaming Corp.*	490,600	4,538

Communications & Media 0.58%
Entravision Communications Corp.*	245,100	1,973

Computer Services Software & Systems 2.19%
Hummingbird Ltd.*(a)	29,087	644
Lionbridge Technologies, Inc.*	208,400	977
Websense, Inc.*	143,200	5,810
Total		7,431

Computer Technology 4.35%
RadiSys Corp.*	217,200	$2,884
Stratasys, Inc.*	203,678	5,964
Western Digital Corp.*	707,600	5,894
Total		14,742

Consumer Electronics 5.02%
LoJack Corp.*	148,381	1,759
Take-Two Interactive Software, Inc.*	360,899	11,895
Universal Electronics Inc.*	189,221	3,366
Total		17,020

Diversified Financial Services 2.37%
Texas United Bancshares, Inc.	56,800	1,022
U.S.I. Holdings Corp.*	721,339	7,008
Total		8,030

Drugs & Pharmaceuticals 3.75%
Bentley Pharmaceuticals, Inc.*	99,700	867
Par Pharmaceutical Cos., Inc.*	121,400	4,789
QLT, Inc.*(a)	256,300	4,268
Taro Pharmaceutical Industries Ltd.*(a)	105,000	2,790
Total		12,714

Electronics: Instruments Gauges & Meters 1.72%
Measurement Specialties, Inc.*	224,600	5,817

Electronics: Medical Systems 2.55%
Analogic Corp.	138,247	5,882
TriPath Imaging, Inc.*	401,300	2,757
Total		8,639

Electronics: Semi-Conductors / Components 0.35%
SBS Technologies, Inc.*	89,763	1,196

Foods 2.68%
Hain Celestial Group, Inc. (The)*	207,900	3,364
J & J Snack Foods Corp.*	129,579	5,731
Total		9,095

Health & Personal Care 0.90%
Matria Healthcare, Inc.*	97,700	3,050

See Notes to Schedule of Investments.

1

Investments	Shares	Value
		(000)
Healthcare Facilities 4.00%
ICON plc ADR*	130,013	$4,292
LCA-Vision Inc.	314,782	9,259
Total		13,551

Homebuilding 5.19%
Centex Corp.	132,900	6,903
Ryland Group, Inc. (The)	112,000	10,683
Total		17,586

Household Furnishings 2.98%
Select Comfort Corp.*	590,045	10,102

Identification Control & Filter Devices 1.15%
X-Rite, Inc.	295,571	3,896

Insurance: Multi-Line 2.81%
Hilb, Rogal & Hobbs Co.	300,800	9,535

Insurance: Property-Casualty 5.06%
HCC Insurance Holdings, Inc.	285,900	8,491
Ohio Casualty Corp.*	413,692	8,638
Total		17,129

Machinery: Industrial/Specialty 2.53%
Actuant Corp. Class A*	215,700	8,557

Machinery: Oil Well Equipment & Services 2.96%
Key Energy Services, Inc.*	153,100	1,761
Pride Int’l., Inc.*	446,700	8,255
Total		10,016

Medical & Dental Instruments & Supplies 6.10%
Bio-Rad Laboratories, Inc.*	77,900	4,053
ICU Medical, Inc.*	204,910	4,600
Merit Medical Systems, Inc.*	360,220	3,728
SurModics, Inc.*	158,282	4,250
Theragenics Corp.*	1,094,600	4,028
Total		20,659

Medical Services 1.24%
Option Care, Inc.	320,725	$4,214

Oil: Crude Producers 2.44%
Grey Wolf, Inc.*	1,596,900	8,272

Radio & TV Broadcasters 1.90%
Regent Communications, Inc.*	1,170,531	6,438

Real Estate Investment Trusts 0.24%
La Quinta Corp.*	102,500	825

Rental & Leasing Services: Consumer 1.07%
Dollar Thrifty Automotive Group, Inc.*	150,500	3,630

Restaurants 2.43%
Dave & Buster’s, Inc.*	269,600	4,785
Lone Star Steakhouse & Saloon Inc.	42,309	1,020
Ruby Tuesday, Inc.	98,000	2,421
Total		8,226

Retail 4.52%
Fred’s, Inc.	197,300	3,459
Global Imaging Systems, Inc.*	261,610	9,209
Goody’s Family Clothing, Inc.	302,083	2,655
Total		15,323

Savings & Loan 1.78%
Brookline Bancorp, Inc.	388,365	6,016

Services: Commercial 4.65%
First Consulting Group, Inc.*	909,355	4,274
SM&A*(b)	1,427,503	11,491
Total		15,765

Transportation Miscellaneous 1.07%
Vitran Corp., Inc.*(a)	220,600	3,618

Total Common Stocks (cost $307,754,160)		321,005

See Notes to Schedule of Investments.

2

Investments	Principal Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT 4.00%

Repurchase Agreement 4.00%
Repurchase Agreement dated 10/29/2004, 1.44% due 11/1/2004 with State Street Bank & Trust Co. collateralized by $13,815,000 of Federal Home Loan Bank at zero coupon due 3/28/2006; value: $13,824,394; proceeds: $13,550,690 (cost $13,549,064)	$13,549	$13,549

Total Investments in Securities 98.73% (cost $321,303,224)		334,554

Cash and Other Assets in Excess of Liabilities 1.27%		4,288
Net Assets 100.00%		$338,842

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”).  The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001.  The Fund is diversified under the Act.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of October 31, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$321,303,224
Gross unrealized gain	30,342,532
Gross unrealized loss	(17,092,188)
Net unrealized security gain	$13,250,344

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  TRANSACTIONS WITH AFFILIATED ISSUER

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting shares of the underlying issuer at any time during the fiscal year. The Fund had the following transactions with an affiliated issuer during the period ended October 31, 2004:

Affiliated issuer	Balance of Shares Held at 7/31/2004	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2004	Value at 10/31/2004
SM&A	1,214,515	212,988	—	1,427,503	$11,491,399

5.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.  These factors can affect Fund performance.

Item 2:          Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2004